Risk Management - Summary of Sensitivity Analysis for Foreign Exchange Risk on Financial Instruments (Parenthetical) (Detail)	Jun. 30, 2019
Appreciation of currency Real /Euro [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Appreciation or depreciation in foreign currency exchange rate	0.80%
Depreciation of currency Pound Sterling [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Appreciation or depreciation in foreign currency exchange rate	0.70%
Appreciation Of Currency Pound Sterling [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Appreciation or depreciation in foreign currency exchange rate	0.03%
Appreciation of currency Real /Sterling [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Appreciation or depreciation in foreign currency exchange rate	1.50%
Appreciation of currency Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Appreciation or depreciation in foreign currency exchange rate	0.90%